Warrants - Schedule of Private Warrants are Accounted for as Liabilities (Details) - RMB [Member]	Mar. 31, 2025
Fair value of the underlying asset as of the Valuation Date(per 0.1 share) [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	0.245
Strike price [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	11.5
Life to expiration (Years.) [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	3
Volatility [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	153.8
Number of steps [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	100
Redemption price (per 0.1 share) [Member]
Schedule of Private Warrants are Accounted for as Liabilities [Line Items]
Key assumptions FV of private warrants	0.1